Invested Assets and Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$14,841	$14,841	$13,873	$13,873
Debt securities – FVTPL(1)	72,599	72,599	68,106	68,106
Debt securities – FVOCI	13,019	13,019	13,849	13,849
Equity securities – FVTPL	12,179	12,179	9,900	9,900
Equity securities – FVOCI	71	71	74	74
Mortgages and loans – FVTPL(2)	55,157	55,157	53,233	53,233
Mortgages and loans – FVOCI	2,733	2,733	2,525	2,525
Mortgages and loans – Amortized cost(3)	1,543	1,521	1,861	1,814
Derivative assets – FVTPL	1,534	1,534	1,971	1,971
Other financial invested assets (excluding CLOs) – FVTPL(4)	8,161	8,161	7,950	7,950
Other financial invested assets (CLOs) – FVTPL(5)	6,213	6,213	5,356	5,356
Total(6)	$188,050	$188,028	$178,698	$178,651
Financial liabilities
Investment contract liabilities – Amortized cost	$11,796	$11,796	$11,678	$11,678
Obligations for securities borrowing – FVTPL	267	267	239	239
Derivative liabilities – FVTPL	2,065	2,065	2,077	2,077
Other financial liabilities – Amortized cost(7)	2,244	2,245	2,265	2,214
Other financial liabilities (CLOs) – FVTPL(5)	5,846	5,846	5,028	5,028
Total(8)	$22,218	$22,219	$21,287	$21,236

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2025, $1,502 and $19 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2024 — $1,787 and $27, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    See below for details on CLOs.
(6)    Invested assets on our Consolidated Statements of Financial Position of $199,175 (December 31, 2024 — $189,817) include Total financial assets in this table, Investment properties of $9,432 (December 31, 2024 — $9,290), and Other non-financial invested assets of $1,693 (December 31, 2024 — $1,829). Other non-financial invested assets consist of investment in associates and joint ventures which are not consolidated.
(7)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2025
Beginning balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Included in net income (loss)(1)(2)(3)	3	—	(5)	—	(48)	(2)	39	(277)	(290)	12	(278)
Included in OCI(2)	—	4	—	—	—	(2)	—	—	2	—	2
Purchases / Issuances	537	277	—	—	196	46	828	626	2,510	84	2,594
Sales / Payments	(42)	(13)	(127)	—	(154)	(10)	(539)	(142)	(1,027)	(65)	(1,092)
Settlements	(2)	(7)	—	—	(2)	(2)	—	—	(13)	(1)	(14)
Transfers into Level 3(4)	15	—	—	—	328	—	—	—	343	—	343
Transfers (out) of Level 3(4)	(173)	(284)	(72)	—	(2,029)	(21)	—	—	(2,579)	(1)	(2,580)
Foreign currency translation(5)	(33)	(10)	—	(3)	(2)	—	(78)	(65)	(191)	(25)	(216)
Ending balance	$822	$118	$7	$71	$589	$22	$7,130	$9,432	$18,191	$463	$18,654
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$2	$—	$(5)	$—	$(59)	$(3)	$65	$(283)	$(283)	$—	$(283)
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income (loss)(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income (loss) is comprised of fair value changes on investment properties of $(241) (2024 — $(383)), net of amortization of leasing commissions and tenant inducements of $36 (2024 — $72). As at December 31, 2025, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2025	2024
Cash	$2,498	$2,294
Cash equivalents	7,187	7,835
Short-term securities	5,156	3,744
Cash, cash equivalents and short-term securities	14,841	13,873
Less: Bank overdraft, recorded in Other liabilities	86	175
Net cash, cash equivalents and short-term securities	$14,755	$13,698
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2025			2024
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$35,582	$3,288	$38,870	$34,472	$3,614	$38,086
United States	23,389	6,060	29,449	20,986	6,486	27,472
Europe(1)	4,329	1,451	5,780	4,145	1,664	5,809
Asia(1)	7,230	971	8,201	6,891	950	7,841
Other(1)	2,069	1,249	3,318	1,612	1,135	2,747
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

(1)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2025		2024
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$7,413	$480	$7,893	$6,803	$734	$7,537
Canadian provincial and municipal government	15,843	237	16,080	15,302	353	15,655
U.S. government and agency	1,124	395	1,519	626	509	1,135
Other foreign government	3,285	356	3,641	3,796	413	4,209
Total government issued or guaranteed debt securities	27,665	1,468	29,133	26,527	2,009	28,536
Corporate debt securities by industry sector:
Financials	9,759	2,604	12,363	8,659	2,893	11,552
Utilities	6,994	679	7,673	6,859	763	7,622
Industrials	4,345	792	5,137	4,424	951	5,375
Energy	3,424	493	3,917	3,258	446	3,704
Communication services	2,575	267	2,842	2,647	373	3,020
Real estate	2,007	407	2,414	1,882	423	2,305
Health care	1,820	377	2,197	1,644	363	2,007
Consumer staples	1,541	252	1,793	1,301	256	1,557
Consumer discretionary	1,109	651	1,760	1,011	747	1,758
Information technology	964	110	1,074	890	202	1,092
Materials	893	225	1,118	819	202	1,021
Total corporate debt securities	35,431	6,857	42,288	33,394	7,619	41,013
Asset-backed securities	9,503	4,694	14,197	8,185	4,221	12,406
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2025	Canada	United States	Europe	Asia	Other	Total
Mortgages:
Retail	$1,268	$1,068	$—	$—	$—	$2,336
Office	1,335	1,029	—	—	—	2,364
Multi-family residential	3,255	948	—	—	—	4,203
Industrial	2,537	1,256	—	—	—	3,793
Other	740	34	135	—	—	909
Total mortgages(1)	$9,135	$4,335	$135	$—	$—	$13,605
Loans	$12,880	$20,044	$9,234	$678	$2,992	$45,828
Total mortgages and loans	$22,015	$24,379	$9,369	$678	$2,992	$59,433

(1)    $3,361 of mortgages in Canada are insured by the CMHC.

As at December 31, 2024	Canada	United States	Europe	(2)	Asia	(2)	Other	(2)	Total
Mortgages:
Retail	$1,398	$1,169	$—		$—		$—		$2,567
Office	1,385	1,248	—		—		—		2,633
Multi-family residential	3,451	1,048	—		—		—		4,499
Industrial	2,369	1,314	—		—		—		3,683
Other	799	49	208		—		—		1,056
Total mortgages(1)	$9,402	$4,828	$208		$—		$—		$14,438
Loans	$12,560	$18,856	$8,488		$680		$2,597		$43,181
Total mortgages and loans	$21,962	$23,684	$8,696		$680		$2,597		$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.
(2)    Reflects a change in presentation to our geographic locations. We have updated the prior period to reflect this change in presentation.

As at December 31,	2025			2024
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$3,027	$3,198	$6,225	$1,932	$2,385	$4,317
Due in years 2-5	11,151	5,233	16,384	9,733	6,496	16,229
Due in years 6-10	10,751	1,523	12,274	10,662	1,922	12,584
Due after 10 years	47,670	3,065	50,735	45,779	3,046	48,825
Total debt securities	$72,599	$13,019	$85,618	$68,106	$13,849	$81,955

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2025				2024
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,585	$183	$323	$2,091	$1,344	$66	$283	$1,693
Due in years 2-5	5,177	313	751	6,241	5,745	340	929	7,014
Due in years 6-10	3,903	3	131	4,037	3,814	8	343	4,165
Due after 10 years	1,236	—	—	1,236	1,563	3	—	1,566
Total mortgages	$11,901	$499	$1,205	$13,605	$12,466	$417	$1,555	$14,438

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2025				2024
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,319	$280	$66	$2,665	$2,262	$324	$100	$2,686
Due in years 2-5	8,805	1,464	253	10,522	7,863	1,240	199	9,302
Due in years 6-10	11,580	417	29	12,026	10,354	494	21	10,869
Due after 10 years	20,552	73	—	20,625	20,288	50	—	20,338
Total loans	$43,256	$2,234	$348	$45,838	$40,767	$2,108	$320	$43,195

Schedule of financial liabilities
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$14,841	$14,841	$13,873	$13,873
Debt securities – FVTPL(1)	72,599	72,599	68,106	68,106
Debt securities – FVOCI	13,019	13,019	13,849	13,849
Equity securities – FVTPL	12,179	12,179	9,900	9,900
Equity securities – FVOCI	71	71	74	74
Mortgages and loans – FVTPL(2)	55,157	55,157	53,233	53,233
Mortgages and loans – FVOCI	2,733	2,733	2,525	2,525
Mortgages and loans – Amortized cost(3)	1,543	1,521	1,861	1,814
Derivative assets – FVTPL	1,534	1,534	1,971	1,971
Other financial invested assets (excluding CLOs) – FVTPL(4)	8,161	8,161	7,950	7,950
Other financial invested assets (CLOs) – FVTPL(5)	6,213	6,213	5,356	5,356
Total(6)	$188,050	$188,028	$178,698	$178,651
Financial liabilities
Investment contract liabilities – Amortized cost	$11,796	$11,796	$11,678	$11,678
Obligations for securities borrowing – FVTPL	267	267	239	239
Derivative liabilities – FVTPL	2,065	2,065	2,077	2,077
Other financial liabilities – Amortized cost(7)	2,244	2,245	2,265	2,214
Other financial liabilities (CLOs) – FVTPL(5)	5,846	5,846	5,028	5,028
Total(8)	$22,218	$22,219	$21,287	$21,236

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2025, $1,502 and $19 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2024 — $1,787 and $27, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    See below for details on CLOs.
(6)    Invested assets on our Consolidated Statements of Financial Position of $199,175 (December 31, 2024 — $189,817) include Total financial assets in this table, Investment properties of $9,432 (December 31, 2024 — $9,290), and Other non-financial invested assets of $1,693 (December 31, 2024 — $1,829). Other non-financial invested assets consist of investment in associates and joint ventures which are not consolidated.
(7)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$13,705	$1,136	$—	$14,841	$13,243	$630	$—	$13,873
Debt securities – FVTPL	973	70,804	822	72,599	463	67,126	517	68,106
Debt securities – FVOCI	394	12,507	118	13,019	505	13,193	151	13,849
Equity securities – FVTPL	8,200	3,972	7	12,179	6,331	3,358	211	9,900
Equity securities – FVOCI	—	—	71	71	—	—	74	74
Mortgages and loans – FVTPL	—	54,568	589	55,157	—	50,933	2,300	53,233
Mortgages and loans – FVOCI	—	2,711	22	2,733	—	2,512	13	2,525
Derivative assets – FVTPL	171	1,363	—	1,534	28	1,943	—	1,971
Other financial invested assets (excluding CLOs) – FVTPL(1)	813	218	7,130	8,161	859	211	6,880	7,950
Other financial invested assets (CLOs) – FVTPL(2)	—	6,213	—	6,213	—	5,356	—	5,356
Investment properties – FVTPL	—	—	9,432	9,432	—	—	9,290	9,290
Total invested assets measured at fair value	$24,256	$153,492	$18,191	$195,939	$21,429	$145,262	$19,436	$186,127
Investments for account of segregated fund holders – FVTPL	17,325	148,778	463	166,566	17,253	131,074	459	148,786
Total assets measured at fair value	$41,581	$302,270	$18,654	$362,505	$38,682	$276,336	$19,895	$334,913
Liabilities
Obligations for securities borrowing – FVTPL	$7	$260	$—	$267	$4	$235	$—	$239
Derivative liabilities – FVTPL	94	1,971	—	2,065	28	2,049	—	2,077
Other financial liabilities (CLOs) – FVTPL(2)	—	5,846	—	5,846	—	5,028	—	5,028
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	146,458	146,458	—	—	128,689	128,689
Total liabilities measured at fair value	$101	$8,077	$146,458	$154,636	$32	$7,312	$128,689	$136,033

(1)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(2)    For details on CLOs, refer to Note 5.A.i.

Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$13,705	$1,136	$—	$14,841	$13,243	$630	$—	$13,873
Debt securities – FVTPL	973	70,804	822	72,599	463	67,126	517	68,106
Debt securities – FVOCI	394	12,507	118	13,019	505	13,193	151	13,849
Equity securities – FVTPL	8,200	3,972	7	12,179	6,331	3,358	211	9,900
Equity securities – FVOCI	—	—	71	71	—	—	74	74
Mortgages and loans – FVTPL	—	54,568	589	55,157	—	50,933	2,300	53,233
Mortgages and loans – FVOCI	—	2,711	22	2,733	—	2,512	13	2,525
Derivative assets – FVTPL	171	1,363	—	1,534	28	1,943	—	1,971
Other financial invested assets (excluding CLOs) – FVTPL(1)	813	218	7,130	8,161	859	211	6,880	7,950
Other financial invested assets (CLOs) – FVTPL(2)	—	6,213	—	6,213	—	5,356	—	5,356
Investment properties – FVTPL	—	—	9,432	9,432	—	—	9,290	9,290
Total invested assets measured at fair value	$24,256	$153,492	$18,191	$195,939	$21,429	$145,262	$19,436	$186,127
Investments for account of segregated fund holders – FVTPL	17,325	148,778	463	166,566	17,253	131,074	459	148,786
Total assets measured at fair value	$41,581	$302,270	$18,654	$362,505	$38,682	$276,336	$19,895	$334,913
Liabilities
Obligations for securities borrowing – FVTPL	$7	$260	$—	$267	$4	$235	$—	$239
Derivative liabilities – FVTPL	94	1,971	—	2,065	28	2,049	—	2,077
Other financial liabilities (CLOs) – FVTPL(2)	—	5,846	—	5,846	—	5,028	—	5,028
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	146,458	146,458	—	—	128,689	128,689
Total liabilities measured at fair value	$101	$8,077	$146,458	$154,636	$32	$7,312	$128,689	$136,033

(1)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(2)    For details on CLOs, refer to Note 5.A.i.

Debt securities at FVTPL consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$7,413	$—	$7,413	$—	$6,790	$13	$6,803
Canadian provincial and municipal government	—	15,843	—	15,843	—	15,302	—	15,302
U.S. government and agency	973	151	—	1,124	463	163	—	626
Other foreign government	—	3,233	52	3,285	—	3,762	34	3,796
Corporate	—	34,680	751	35,431	—	32,929	465	33,394
Asset-backed securities:
Commercial mortgage-backed securities	—	2,100	—	2,100	—	2,163	—	2,163
Residential mortgage-backed securities	—	4,464	—	4,464	—	3,539	—	3,539
Collateralized debt obligations	—	915	19	934	—	352	1	353
Other	—	2,005	—	2,005	—	2,126	4	2,130
Total debt securities at FVTPL	$973	$70,804	$822	$72,599	$463	$67,126	$517	$68,106
Debt securities at FVOCI consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$480	$—	$480	$—	$734	$—	$734
Canadian provincial and municipal government	—	237	—	237	—	353	—	353
U.S. government and agency	387	8	—	395	501	8	—	509
Other foreign government	7	335	14	356	4	397	12	413
Corporate	—	6,772	85	6,857	—	7,529	90	7,619
Asset-backed securities:
Commercial mortgage-backed securities	—	1,284	—	1,284	—	1,084	—	1,084
Residential mortgage-backed securities	—	1,129	—	1,129	—	1,159	11	1,170
Collateralized debt obligations	—	1,155	19	1,174	—	673	38	711
Other	—	1,107	—	1,107	—	1,256	—	1,256
Total debt securities at FVOCI	$394	$12,507	$118	$13,019	$505	$13,193	$151	$13,849
Mortgages and loans at FVTPL consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$2,256	$5	$2,261	$—	$2,472	$12	$2,484
Office	—	2,318	8	2,326	—	2,602	12	2,614
Multi-family residential	—	2,864	—	2,864	—	2,887	—	2,887
Industrial	—	3,562	—	3,562	—	3,447	—	3,447
Other	—	888	—	888	—	1,034	—	1,034
Corporate loans	—	42,680	576	43,256	—	38,491	2,276	40,767
Total mortgages and loans at FVTPL	$—	$54,568	$589	$55,157	$—	$50,933	$2,300	$53,233

Mortgages and loans at FVOCI consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$75	$—	$75	$—	$83	$—	$83
Office	—	38	—	38	—	19	—	19
Multi-family residential	—	155	—	155	—	79	—	79
Industrial	—	231	—	231	—	236	—	236
Corporate loans	—	2,212	22	2,234	—	2,095	13	2,108
Total mortgages and loans at FVOCI	$—	$2,711	$22	$2,733	$—	$2,512	$13	$2,525

Schedule of interest and other investment income

For the years ended		December 31, 2025			December 31, 2024
Financial Instruments at FVOCI		Financial Instruments at FVTPL	Other(1)	Total	Financial Instruments at FVOCI	Financial Instruments at FVTPL	Other(1)	Total
Interest income (expense):
Cash, cash equivalents and short-term investments	$—	$412	$—	$412	$—	$537	$—	$537
Debt securities	571	3,216	—	3,787	604	2,894	—	3,498
Mortgages and loans	152	2,719	57	2,928	138	2,661	64	2,863
Derivative investments	—	(26)	—	(26)	—	(38)	—	(38)
Other financial invested assets	2	405	—	407	1	362	—	363
Other financial liabilities	—	(336)	(120)	(456)	—	(299)	(165)	(464)
Total interest income (expense)	725	6,390	(63)	7,052	743	6,117	(101)	6,759
Dividend and other investment income:
Equity securities	—	297	—	297	—	254	—	254
Other financial invested assets	—	336	—	336	—	313	—	313
Total dividend and other investment income	—	633	—	633	—	567	—	567
Net realized and unrealized gains (losses):
Cash, cash equivalents and short-term investments	—	(9)	—	(9)	—	8	—	8
Debt securities	275	(423)	—	(148)	162	(824)	—	(662)
Equity securities	—	1,881	—	1,881	—	1,218	—	1,218
Mortgages and loans	14	719	—	733	30	650	—	680
Derivative investments	—	(942)	—	(942)	—	(1,347)	—	(1,347)
Other financial assets	2	(170)	—	(168)	1	406	—	407
Other financial liabilities	—	31	—	31	—	(44)	—	(44)
Total net realized and unrealized gains (losses)	291	1,087	—	1,378	193	67	—	260
Provision for credit losses	(11)	—	(1)	(12)	3	—	(7)	(4)
Net investment income (loss) from financial instruments	$1,005	$8,110	$(64)	$9,051	$939	$6,751	$(108)	$7,582
Net Investment income (loss) from non-financial instruments:
Investment properties rental income	$—	$—	$685	$685	$—	$—	$664	$664
Investment properties expenses	—	—	(274)	(274)	—	—	(265)	(265)
Investment expenses and taxes	—	—	(292)	(292)	—	—	(278)	(278)
Fair value changes on investment properties	—	—	(241)	(241)	—	—	(383)	(383)
Other investment income (loss)	—	—	92	92	—	—	323	323
Foreign exchange gains (losses)	—	—	(64)	(64)	—	—	116	116
Net investment income (loss) from non-financial instruments	$—	$—	$(94)	$(94)	$—	$—	$177	$177
Total Net investment income (loss)(2)	$1,005	$8,110	$(158)	$8,957	$939	$6,751	$69	$7,759

(1)    Primarily includes investment income (loss) on financial instruments carried at amortized cost, investment properties, and equity method investments.
(2)    Net investment income (loss) recognized in income is $8,859 (December 31, 2024 — $7,415) and net investment income (loss) recognized in OCI is $98 (December 31, 2024 — $344)
Net investment result excluding result for account of segregated fund holders consists of the following:

For the year ended December 31, 2025	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income	$—	$—	$7,539	$1,320	$8,859
Net investment income (loss) recognized in OCI	—	—	120	(22)	98
Total net investment income (loss)	—	—	7,659	1,298	8,957
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(3,479)	140	(3,339)	—	(3,339)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	483	(67)	416	—	416
Application of risk mitigation option(1)	203	—	203	—	203
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(4,144)	—	(4,144)	—	(4,144)
Foreign exchange gains (losses)	(20)	—	(20)	—	(20)
Other	170	(4)	166	—	166
Total insurance finance income (expenses) recognized in income	(6,787)	69	(6,718)	—	(6,718)
Decrease (increase) in investment contract liabilities	—	—	—	(323)	(323)
Net investment result	$—	$—	$941	$975	$1,916
Net investment result recognized in net income	$—	$—	$821	$997	$1,818
Net investment result recognized in OCI	$—	$—	$120	$(22)	$98

For the year ended December 31, 2024	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income	$—	$—	$5,894	$1,521	$7,415
Net investment income (loss) recognized in OCI	—	—	12	332	344
Total net investment income (loss)	—	—	5,906	1,853	7,759
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,474)	190	(4,284)	—	(4,284)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	1,683	(135)	1,548	—	1,548
Application of risk mitigation option(1)	225	—	225	—	225
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(2,642)	—	(2,642)	—	(2,642)
Foreign exchange gains (losses)	49	—	49	—	49
Other	20	(4)	16	—	16
Total insurance finance income (expenses) recognized in income	(5,139)	51	(5,088)	—	(5,088)
Decrease (increase) in investment contract liabilities	—	—	—	(393)	(393)
Net investment result	$—	$—	$818	$1,460	$2,278
Net investment result recognized in net income	$—	$—	$806	$1,128	$1,934
Net investment result recognized in OCI	$—	$—	$12	$332	$344

(1)    Changes in our share of the fair value of underlying items and FCF arising from changes in the effect of financial risk that are mitigated by the use of derivatives and non-derivative financial instruments are recognized in income rather than adjusting the CSM. These amounts are offset by changes in the fair value of the derivatives and non-derivative financial instruments included in Investment income. The amount above would have resulted in an adjustment to the CSM if it was recorded to the CSM.

Schedule of fair values of derivative assets and liabilities by type of hedge
The following table describes the fair value of derivatives held for risk management purposes by type of risk exposure:

As at December 31,	2025		2024
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts:
Derivative investments	$207	$(1,091)	$392	$(822)
Total interest rate derivatives	$207	$(1,091)	$392	$(822)
Foreign exchange contracts:
Designated as cash flow hedges	$1	$(2)	$8	$(3)
Derivative investments	1,028	(865)	1,403	(1,195)
Total foreign exchange derivatives	$1,029	$(867)	$1,411	$(1,198)
Other contracts:
Designated as cash flow hedges	$34	$—	$43	$—
Derivative investments	264	(107)	125	(57)
Total other contracts	$298	$(107)	$168	$(57)
Total derivative contracts	$1,534	$(2,065)	$1,971	$(2,077)

Schedule of hedge ineffectiveness
The amounts relating to items designated as hedging instruments were as follows:

For the years ended December 31,		2025	2024
Hedging risks	Hedged Item	Accumulated other comprehensive income from active hedges	Accumulated other comprehensive income from active hedges
Foreign exchange risk(1)	Variable rate liabilities(2)	$20	$14
Equity risk	Share-based payment(3)	$(19)	$(10)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities.
(3)    Hedged items includes other liabilities.

The amounts relating to the effectiveness of hedging relationships were as follows:

Hedging risks	Hedged Item	Gains (losses) on hedged items for ineffectiveness measurement	Gain (losses) on hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Unrealized gains (losses) included in Other comprehensive income as the effective portion of the hedging instrument	Losses (gains) reclassified to Net interest income
For the year ended December 31, 2025
Foreign exchange risk(1)	Variable rate liabilities(2)	$1	$(1)	$—	$(21)	$21
Equity risk	Share-based payment(3)	$(32)	$34	$2	$14	$(18)
For the year ended December 31, 2024
Foreign exchange risk(1)	Variable rate liabilities(2)	$(5)	$5	$—	$69	$(76)
Equity risk	Share-based payment(3)	$(42)	$43	$1	$57	$(41)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities, that are floating rate obligations.
(3)    Hedged items include other liabilities, representing share-based payment awards.

Schedule of reconciliation of components of equity
The following table provides a reconciliation by risk category of the accumulated other comprehensive income and analysis of OCI items resulting from hedge accounting:

For the years ended December 31,	2025	2024
Cash flow hedges:
Balance, beginning of year	$4	$(1)
Effective portion of changes in fair value:
Foreign currency risk(1)	(21)	69
Equity price risk	14	57
Net amount reclassified to income (loss):
Foreign currency risk(1)	21	(76)
Equity price risk	(18)	(41)
Related tax	1	(4)
Balance, end of year	$1	$4

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).

26. Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

For the year ended			2025		2024
Balance, beginning of year		(1)	Other comprehensive income (loss)	Balance, end of year	Balance, beginning of year	(1)	Other comprehensive income (loss)	Balance, end of year	(1)
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$2,696		$(899)	$1,797	$1,350		$1,346	$2,696
Unrealized gains (losses) on FVOCI assets	(250)		255	5	(354)		104	(250)
Unrealized gains (losses) on cash flow hedges	4		(3)	1	(1)		5	4
Share of other comprehensive income (loss) in joint ventures and associates	(163)		(203)	(366)	(364)		201	(163)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(198)		19	(179)	(217)		19	(198)
Share of other comprehensive income (loss) in joint ventures and associates	(5)		8	3	2		(7)	(5)
Revaluation surplus on transfers to investment properties	144		—	144	143		1	144
Total	$2,228		$(823)	$1,405	$559		$1,669	$2,228
Total attributable to:
Participating account	$3		$6	$9	$6		$(3)	$3
Non-controlling interests	11		—	11	1		10	11
Shareholders	2,214		(829)	1,385	552		1,662	2,214
Total	$2,228		$(823)	$1,405	$559		$1,669	$2,228

(1)    Balances have been restated. Refer to Note 2.